Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	4,233,182	5,032,769	4,233,182	5,032,769	4,837,602
Number of shares excluded from diluted shares outstanding (in shares)	28,890	416,567	0	3,253,724